Note 12 - Debt (Details Textual) - USD ($) $ in Millions	Jan. 25, 2019	Jan. 31, 2020	Jan. 31, 2019	Jan. 24, 2019
Letters of Credit Outstanding, Amount		$ 0.2	$ 0.2
Revolving Operating Credit Facility [Member] | Senior Secured Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity				$ 150.0
Revolving Operating Credit Facility [Member] | Senior Secured Credit Facility [Member] | Minimum [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 350.0
Revolving Operating Credit Facility [Member] | Senior Secured Credit Facility [Member] | Maximum [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 500.0
Line of Credit Borrowings to Support Foreign Exchange and Interest Rate Hedging [Member] | Senior Secured Credit Facility [Member]
Debt Instrument, Term	5 years
Senior Secured Credit Facility [Member] | Minimum [Member]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.20%
Senior Secured Credit Facility [Member] | Minimum [Member] | Canada or US Prime Rate, BA, or LIBOR [Member]
Debt Instrument, Basis Spread on Variable Rate	0.00%
Senior Secured Credit Facility [Member] | Maximum [Member]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.40%
Senior Secured Credit Facility [Member] | Maximum [Member] | Canada or US Prime Rate, BA, or LIBOR [Member]
Debt Instrument, Basis Spread on Variable Rate	2.50%